FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (unaudited)

                                                                                              Rating
                  Face                                                                         Moody's/
                  Amount          General Obligation Bonds (26.6%)                              S&P                       Value(a)

                         Bullhead City Parkway Improvement District
 $                965,000      6.100%, 1/01/11 ...........................................    Baa2/NR           $         978,771
                  920,000      6.100%, 1/01/12 ...........................................    Baa2/NR                     932,898

                         Coconino Co. Unified School District No. 1
                            (Flagstaff)
                2,000,000      5.500%, 7/01/09 AMBAC Insured  ....................             Aaa/AAA                  2,078,000

                         Gilbert, Arizona
                1,920,000      5.000%, 7/01/17 AMBAC Insured  ....................             Aaa/AAA                   2,056,915
                1,000,000      5.000%, 7/01/18 AMBAC Insured  ....................             Aaa/AAA                   1,065,190

                         Gilbert Improvement District No. 19
                  620,000      5.200%, 1/01/23  .........................................       A3/A-                      646,517

                         Glendale, Arizona
                1,500,000      5.000%, 7/01/16  ...........................................     Aa2/AA                   1,615,290

                         Goodyear Utility District No. 1
                1,255,000      5.350%, 7/15/28 ..........................................      NR/A                      1,253,218

                         Graham Co. Unified School District No. 1
                            (Safford)
                  300,000      5.000%, 7/01/10 FGIC Insured  ........................           Aaa/NR                     310,035

                         Graham Co. Unified School District No. 4
                            (Thatcher)
                  400,000      5.000%, 7/01/10 FSA Insured  .........................           Aaa/NR                     432,584
                  400,000      4.750%, 7/01/12 FSA Insured  .........................           Aaa/NR                     432,508

                         LaPaz Co. Unified School District No. 27
                            (Parker)
                  800,000      6.000%, 7/01/05  ..........................................      Baa2/NR                    807,880

                         Maricopa Co. Elementary School District No. 3
                            (Tempe)
                1,025,000      5.500%, 7/01/14 FGIC Insured (pre-refunded)  ...                 Aaa/AAA                  1,165,261
                  500,000      5.600%, 7/01/15 FGIC Insured (pre-refunded)  ...                 Aaa/AAA                    570,635

                         Maricopa Co. Elementary School District No. 6
                            (Washington)
                1,000,000      5.375%, 7/01/13 FSA Insured  .........................           Aaa/AAA                  1,142,490
                1,695,000      5.000%, 7/01/17 FSA Insured  (pre-refunded) ...                  Aaa/AAA                  1,902,603
                  805,000      5.000%, 7/01/17 FSA Insured  .........................           Aaa/AAA                    869,754

                         Maricopa Co. Elementary School District No. 68
                            (Alhambra)
                3,000,000      5.500%, 7/01/14 FSA Insured  .........................            Aaa/NR                  3,464,580

                         Maricopa Co. High School District No. 210
                            (Phoenix Union)
                1,300,000      5.500%, 7/01/17 (pre-refunded)  ........................          Aa3/AA                  1,395,940
                2,245,000      5.000%, 7/01/23 FSA Insured  ....................                Aaa/AAA                  2,368,834

                         Maricopa Co. High School District No. 216
                            (Agua Fria)
                1,100,000      5.125%, 7/01/15  FSA Insured........................              Aaa/NR                  1,220,406
                1,025,000      5.125%, 7/01/16  FSA Insured........................              Aaa/NR                  1,136,387

                         Maricopa Co. School District No. 4 (Mesa)
                1,150,000      5.400%, 7/01/09 FSA Insured (pre-refunded)........                Aaa/AAA                 1,232,915

                         Maricopa Co. School District No. 8 (Osborn)
                1,945,000      6.100%, 7/01/05  ..........................................        A1/A                   2,006,345
                  500,000      5.875%, 7/01/14 FGIC Insured .......................             Aaa/AAA                    537,135

                         Maricopa Co. Unified School District No. 9
                            (Wickenburg)
                1,030,000      5.600%, 7/01/15 AMBAC Insured (pre-refunded)                     Aaa/AAA                  1,126,583

                         Maricopa Co. Unified School District No. 11 (Peoria)
                2,345,000      5.250%, 7/01/13 FGIC Insured  (pre-refunded)..................   Aaa/AAA                  2,639,907
                1,365,000      4.800%, 7/01/15 FGIC Insured  ........................           Aaa/AAA                  1,455,431
                  635,000      4.800%, 7/01/15 FGIC Insured  (pre-refunded)....                 Aaa/AAA                    702,202

                         Maricopa Co. Unified School District No. 41
                            (Gilbert)
                2,500,000      6.250%, 7/01/15 FSA Insured  .........................           Aaa/AAA                  2,808,750

                         Maricopa Co. Unified School District No. 48
                            (Scottsdale)
                1,150,000      5.250%, 7/01/13  (pre-refunded)...............................    Aa2/AA                  1,294,624

                         Maricopa Co. Unified School District No. 69
                            (Paradise Valley)
                2,400,000      5.800%, 7/01/09 AMBAC Insured  ....................               Aaa/AAA                  2,729,904
                1,000,000      5.300%, 7/01/11 MBIA Insured   ......................             Aaa/AAA                  1,128,280

                         Maricopa Co. Unified School District No. 89
                            (Dysart)
                1,500,000      5.000%, 7/01/23 FSA Insured  ....................                  NR/AAA                  1,576,635

                         Maricopa Co. Unified School District No. 90
                            (Saddle Mountain)
                1,200,000      5.000%, 7/01/13   ........................................        Baa2/NR                  1,257,132

                         Maricopa Co. Unified School District No. 98
                            (Fountain Hills)
                1,000,000      5.750%, 7/01/12 AMBAC Insured (pre-refunded)  ..                  Aaa/AAA                  1,040,820

                          Mesa, Arizona
                1,500,000      6.500%, 7/01/11 FGIC Insured (pre-refunded) ...                   Aaa/AAA                  1,758,435
                1,000,000      5.000%, 7/01/17 FGIC Insured  .........................           Aaa/AAA                  1,105,850
                2,000,000      5.000%, 7/01/19 FGIC Insured .........................            Aaa/AAA                  2,115,520

                         Mohave Co. Unified School District No. 1
                            (Lake Havasu)
                1,000,000      4.900%, 7/01/13 FGIC Insured (pre-refunded)  ...                  Aaa/AAA                  1,103,300
                1,000,000      4.700%, 7/01/14 FSA Insured  ..........................           Aaa/AAA                  1,089,640

                         Navajo Co. Unified School District No. 10
                            (Show Low)
                1,000,000      5.250%, 7/01/16, FGIC Insured  (pre-refunded).................     Aaa/NR                  1,093,950

                         Navajo Co. Unified School District No. 32
                            (Blue Ridge)
                  750,000      5.000%, 7/01/13 FSA Insured  .........................             Aaa/AAA                   835,822
                  640,000      5.800%, 7/01/14 FGIC Insured (pre-refunded)  .....                 Aaa/AAA                   690,509

                         Peoria, Arizona
                  850,000      5.500%, 4/01/16 FGIC Insured  .........................           Aaa/AAA                    932,629

                         Phoenix, Arizona
                4,095,000      5.000%, 7/01/14  ............................................     Aa1/AA+                  4,505,155
                1,000,000      6.250%, 7/01/16  ............................................     Aa1/AA+                  1,244,210
                1,600,000      4.750%, 7/01/16  ............................................     Aa1/AA+                  1,715,936
                1,240,000      6.250%, 7/01/17  ............................................     Aa1/AA+                  1,548,735
                1,000,000      5.375%, 7/01/20  ............................................     Aa1/AA+                  1,107,510
                3,250,000      5.375%, 7/01/25   .........................................       Aa1/AA+                  3,468,335

                         Pima Co. Unified School District No. 6
                            (Marana)
                1,000,000       5.250%, 7/01/15 FGIC Insured (pre-refunded)... ..............     Aaa/AAA                 1,131,280

                         Pima Co. Unified School District No. 8
                            (Flowing Wells)
                1,090,000      5.900%, 7/01/13 (pre-refunded)  ........................           A3/NR                   1,176,895

                         Pima Co. Unified School District No. 10
                            (Amphitheater)
                2,000,000      4.500%, 7/01/10 FSA Insured ........................              Aaa/AAA                  2,161,380
                2,150,000      5.100%, 7/01/11 FGIC Insured  (pre-refunded)..................    Aaa/AAA                  2,387,102

                         Pinal Co. High School District No. 82
                            (Casa Grande)
                1,355,000      5.000%, 7/01/10 FSA Insured  ........................             Aaa/AAA                  1,499,850

                         Pinewood Sanitary District
                  605,000      6.500%, 7/01/09  ..........................................        NR/NR*                    619,556

                         Prescott, Arizona
                1,120,000      4.500%, 7/01/12 FGIC Insured  ........................            Aaa/AAA                  1,153,253
                1,000,000      4.500%, 7/01/13 FGIC Insured  ........................            Aaa/AAA                  1,026,610

                         Prescott Valley Sewer Collection Improvement
                            District
                  365,000      7.900%, 1/01/12  ...........................................      NR/BBB-                    377,359

                         Scottsdale, Arizona
                  825,000      5.500%, 7/01/12  ..........................................       Aaa/AAA                    946,811
                2,350,000      6.000%, 7/01/13 (pre-refunded)  .......................           Aaa/AAA                  2,702,829
                1,910,000      5.375%, 7/01/17  ..........................................       Aaa/AAA                  2,135,896
                1,050,000      5.750%, 7/01/18 (pre-refunded)  .......................           Aaa/AAA                  1,196,024
                3,140,000      5.000%, 7/01/19  ..........................................       Aaa/AAA                  3,380,524
                1,170,000      5.000%, 7/01/21  ..........................................       Aaa/AAA                  1,241,066
                2,825,000      5.500%, 7/01/22 (pre-refunded)  .......................           Aaa/AAA                  3,186,600

                         Show Low Improvement District No. 6
                  975,000      6.000%, 1/01/18 ACA Insured  ........................                NR/A                  1,053,361

                         Tempe, Arizona
                1,015,000      5.400%, 7/01/11  ..........................................       Aa1/AA+                  1,153,294
                2,070,000      4.500%, 7/01/14  ..........................................       Aa1/AA+                  2,146,197
                  545,000      4.600%, 7/01/15  ..........................................       Aa1/AA+                    580,360
                1,000,000      5.000%, 7/01/18  ..........................................       Aa1/AA+                  1,059,180
                1,000,000      5.000%, 7/01/19  ..........................................       Aa1/AA+                  1,076,140

                         Tucson, Arizona
                1,000,000      5.250%, 7/01/15  ..........................................       Aa3/AA                   1,076,660
                1,760,000      5.250%, 7/01/19  ..........................................       Aa3/AA                   1,881,422
                2,150,000      5.750%, 7/01/20 (pre-refunded)  ....................              Aa3/AA                   2,317,829

                         Yavapai Co. Unified School District No. 22
                            (Humboldt)
                1,825,000      5.600%, 7/01/14 MBIA Insured (pre-refunded)  ...                  Aaa/AAA                  1,962,806
                                                                                                                        ------------
                            Total General Obligation Bonds  ..............                                              114,329,179
                                                                                                                        ------------
                         Revenue Bonds (68.7%)

                         Airport Revenue Bonds (3.7%)

                         Phoenix Airport Authority Revenue Bonds
                1,795,000      6.300%, 7/01/10 AMT, MBIA Insured  ...............                Aaa/AAA                  1,841,526
                  565,000      6.400%, 7/01/12 AMT, MBIA Insured  ...............                Aaa/AAA                    579,690

                         Phoenix Civic Improvement Corp.
                          Airport Revenue Bonds
                  600,000      5.250%, 7/01/08 AMT.................................              Aa2/AAA                    650,700
                1,890,000      6.300%, 7/01/14   .....................................           Aa2/AA+                  1,939,197
                3,600,000      5.000%, 7/01/17 FSA Insured  ...............                      Aaa/AAA                  3,803,544
                2,500,000      5.250%, 7/01/27 AMT, FGIC Insured  ...............                Aaa/AAA                  2,593,075

                         Tucson Municipal Airport Authority
                3,060,000      5.000%, 6/01/11 FSA Insured  ........................             Aaa/AAA                  3,378,056
                1,000,000      5.000%, 6/01/13 FSA Insured  ........................             Aaa/AAA                  1,107,980

                            Total Airport Revenue Bonds  ............................                                    15,893,768
                                                                                                                         -----------
                         Basic Service Revenue Bonds (16.4%)

                         Apache Junction Water Utility District Revenue Bonds
                  500,000     5.800%, 7/01/17 FSA Insured  ........................              Aaa/AAA                    548,830

                         Arizona School Facilities Board Revenue Bonds
                5,000,000     5.000%, 7/01/19  ............................................      Aaa/AAA                  5,341,200
                4,500,000     5.250%, 7/01/20  ............................................      Aaa/AAA                  4,924,215

                         Arizona Transportation Board Revenue Bonds
                1,000,000     6.000%, 7/01/12  ............................................      Aa1/AAA                  1,140,560
                1,000,000     6.250%, 7/01/16 (pre-refunded)  .....................              Aa1/AAA                  1,161,220
                3,000,000     5.250%, 7/01/16  ............................................      Aa1/AAA                  3,291,810
                1,000,000     5.250%, 7/01/17  ............................................      Aa1/AAA                  1,102,720
                3,615,000     5.250%, 7/01/20  ............................................      Aa1/AAA                  3,928,312
                1,415,000     5.250%, 7/01/21  .......................................           Aa1/AAA                  1,539,492
                1,000,000     5.000%, 7/01/21                                                     Aa2/AA                  1,069,950

                         Buckeye Excise Tax Revenue Bonds
                  500,000      5.900%, 8/01/20 AMBAC Insured  .....................              Aaa/AAA                    572,455

                         Casa Grande Excise Tax Revenue Bonds
                  440,000      5.200%, 4/01/17 MBIA Insured  ........................             Aaa/NR                    473,678
                1,000,000      5.000%, 4/01/18 AMBAC Insured  ........................            Aaa/NR                  1,087,370
                1,835,000      5.000%, 4/01/21 AMBAC Insured  ........................            Aaa/NR                  1,957,780

                         Chandler Street & Highway User Revenue Bonds
                1,000,000      5.400%, 7/01/13 MBIA Insured  ........................            Aaa/AAA                  1,066,200
                1,000,000      5.500%, 7/01/16  ...........................................      Aa3/AA-                  1,066,480

                         Chandler Water & Sewer Revenue Bonds
                3,755,000      5.000%, 7/01/13 .............. .........................          Aa3/AA                   4,187,689

                         Greater Arizona Development Authority Revenue Bonds
                1,165,000      5.600%, 8/01/16 MBIA Insured  .........................           Aaa/AAA                  1,278,331
                2,000,000      5.000%, 8/01/28 MBIA Insured  .........................             A1/A                   2,018,320
                1,200,000      5.500%, 8/01/29                                                     A1/A                   1,270,872

                         Mesa Street & Highway Revenue Bonds
                1,650,000     5.000%, 7/01/13 FSA Insured (pre-refunded)  ......                 Aaa/AAA                  1,824,652
                1,000,000     5.000%, 7/01/13 FSA Insured   ........................             Aaa/AAA                  1,114,430

                         Mesa Utility System Revenue Bonds
                2,275,000     5.125%, 7/01/18 FGIC Insured  .........................            Aaa/AAA                  2,528,389

                         Phoenix Civic Improvement Corp. Excise Tax
                             Revenue Bonds (Courthouse Project)
                1,000,000     5.250%, 7/01/18  ...........................................       Aa2/AAA                  1,086,520
                1,730,000     5.250%, 7/01/20  ...........................................       Aa2/AAA                  1,861,584
                2,500,000     5.250%, 7/01/24  ...........................................       Aa2/AAA                  2,645,375

                         Phoenix Civic Improvement Corp. Wastewater
                            Revenue Bonds
                1,475,000      5.000%, 7/01/18  ...........................................      Aa3/AA-                  1,512,790
                1,500,000      5.500%, 7/01/24 FGIC Insured  ........................            Aaa/AAA                  1,731,195

                         Phoenix Street & Highway User Revenue Bonds
                  645,000      6.250%, 7/01/11  ...........................................       A1/A+                     668,878
                  395,000      6.250%, 7/01/11 MBIA Insured  ........................            Aaa/AAA                    409,623
                2,750,000      zero coupon, 7/01/13 FGIC Insured  ........................       Aaa/AAA                  1,970,623

                         Scottsdale Preserve Authority Excise Tax Revenue
                            Bonds
                1,990,000      5.625%, 7/01/18 FGIC Insured (pre-refunded)  .....                Aaa/AAA                  2,069,421
                1,185,000      5.250%, 7/01/18   ..........................................      Aa3/AA-                  1,297,302
                1,255,000      5.250%, 7/01/19   ..........................................      Aa3/AA-                  1,366,883

                         Sedona Excise Tax Revenue Bonds
                1,900,000      5.000%, 7/01/12 MBIA Insured  .....................               Aaa/AAA                  2,113,427

                         Tempe Excise Tax Revenue Bonds
                1,225,000      5.250%, 7/01/19   .........................................       Aa2/AA+                  1,361,734

                         Tucson Water System Revenue Bonds
                3,220,000      5.000%, 7/01/14 FGIC Insured .........................            Aaa/AAA                  3,578,837
                2,200,000      5.500%, 7/01/18 FGIC Insured .........................            Aaa/AAA                  2,506,966
                                                                                                                          ----------
                            Total Basic Service Revenue Bonds  ...................                                       70,676,113
                                                                                                                         -----------
                         Hospital Revenue Bonds (9.8%)

                         Arizona Health Facilities (Northern Arizona
                            Healthcare System)
                1,000,000      5.250%, 10/01/16 AMBAC Insured  .....................             Aaa/AAA                  1,078,680

                         Arizona Health Facilities (Phoenix Children's Hospital)
                  650,000      5.200%, 11/15/07  .........................................       Ba2/NR                     650,149
                1,000,000      5.375%, 2/15/18  .........................................        Ba2/NR                     917,190
                1,250,000      6.250%, 11/15/29  .........................................       Ba2/NR                   1,192,175

                         Arizona Health Facilities (Samaritan Health)
                2,840,000      5.625%, 12/01/15 MBIA Insured  ........................           Aaa/AAA                  3,203,804

                         Chandler Industrial Development Authority
                            (Ahwatukee Medical Facility)
                  900,000      7.000%, 7/01/22 (pre-refunded)  .....................              NR/NR*                  1,032,174

                         Maricopa Co. Hospital Revenue
                            (Sun Health)
                2,500,000      6.125%, 4/01/18  ............................................     Baa1/BBB                 2,615,850

                         Maricopa Co. Industrial Development Authority
                            (Catholic Health West-St. Joseph's Hospital)
                1,145,000      5.000%, 7/01/21  ............................................     Baa1/BBB+                1,146,614
                2,500,000      5.375%, 7/01/23  ............................................     Baa1/BBB+                2,548,200

                         Maricopa Co. Industrial Development Authority
                            (Mercy Health Care System-St. Joseph's Hospital)
                  630,000      7.750%, 11/01/10  ............................................    NR/AAA                     727,083

                         Mesa Industrial Development Authority
                            (Discovery Health)
                  285,000      5.625%, 1/01/19 MBIA Insured  ........................            Aaa/AAA                    313,101
                1,250,000      5.750%, 1/01/25 MBIA Insured  ........................            Aaa/AAA                  1,353,300
                4,760,000      5.625%, 1/01/29 MBIA Insured  ........................            Aaa/AAA                  5,095,390

                         Mohave Co. Industrial Development Authority
                            (Baptist Hospital)
                1,150,000      5.700%, 9/01/15 MBIA Insured (pre-refunded)  ...                  Aaa/AAA                  1,253,569

                         Phoenix Industrial Development Authority
                            (John C. Lincoln Hospital)
                1,270,000      5.500%, 12/01/13 FSA Insured  ...........................         Aaa/AAA                  1,385,672

                         Pima Co. Industrial Development Authority
                            (Healthpartners)
                1,000,000      5.625%, 4/01/14 MBIA Insured  ..........................          Aaa/AAA                  1,090,180

                         Pima Co. Industrial Development Authority
                            (Tucson Medical Center)
                1,000,000      5.000%, 4/01/15 MBIA Insured  ..........................          Aaa/AAA                  1,022,480

                         Scottsdale Industrial Development Authority
                            (Scottsdale Healthcare System)
                  530,000      6.500%, 9/01/06 AMBAC Insured  .......................            Aaa/AAA                    575,193
                2,000,000      5.500%, 9/01/12 AMBAC Insured  .......................            Aaa/AAA                  2,283,000
                1,770,000      6.125%, 9/01/17 AMBAC Insured  .......................            Aaa/AAA                  1,967,320
                5,300,000      5.800%, 12/01/31   ...........................................    A3/BBB+                  5,494,510

                         Yavapai Co. Industrial Development Authority
                            (Yavapai Regional Medical Center)
                1,130,000      5.125%, 12/01/13 FSA Insured  ...........................         Aaa/AAA                  1,215,620

                         Yuma Co. Industrial Development Authority (Yuma
                            Regional Medical Center)
                  500,000      5.850%, 8/01/08 MBIA Insured  ..........................          Aaa/AAA                    563,595
                  250,000      5.500%, 8/01/17 MBIA Insured  ..........................          Aaa/AAA                    269,675
                1,320,000      5.500%, 8/01/18 FSA Insured  ..........................           Aaa/AAA                  1,528,507
                1,500,000      5.500%, 8/01/19 FSA Insured  ..........................           Aaa/AAA                  1,736,940
                                                                                                                          ----------
                            Total Hospital Revenue Bonds  .............................                                  42,259,971
                                                                                                                         -----------
                         Lease Revenue Bonds (11.4%)

                         State of Arizona Certificates of Participation
                            Lease Revenue Bonds
                2,000,000      5.500%, 9/01/10 FSA Insured  ..........................            Aaa/AAA                 2,267,540

                         Arizona Municipal Finance Program No. 20
                1,300,000      7.700%, 8/01/10 MBIA Insured  .........................            Aaa/AAA                 1,564,641

                         Arizona School Facilities Board Certificates
                            of Participation
                3,250,000      5.250%, 9/01/17 MBIA Insured  ..........................           Aaa/AAA                 3,613,447

                         Arizona State University Certificates of Participation
                            Lease Revenue Bonds
                2,000,000      5.375%, 7/01/19 MBIA Insured  ......................              Aaa/AAA                  2,215,020

                         Bullhead City Municipal Property Corp.
                            Lease Revenue Bonds
                  400,000      5.200%, 7/01/09 MBIA Insured  ..........................          Aaa/AAA                    432,712

                         Cave Creek Certificates of Participation
                            Lease Revenue Bonds
                  365,000      5.750%, 7/01/19  ..........................................       NR/BBB-                    385,013

                         Cochise Co. Certificates of Participation
                            Lease Revenue Bonds
                  710,000      5.000%, 8/01/13 AMBAC Insured  ..................                 Aaa/AAA                    791,913

                         Fountain Hills Municipal Property Corp.
                            Lease Revenue Bonds
                  650,000      5.125%, 7/01/21 FGIC Insured  .....................               Aaa/NR                     685,763

                         Gilbert Municipal Property Corp.
                            Lease Revenue Bonds
                1,000,000      4.900%, 7/01/21 AMBAC Insured  ....................               Aaa/AAA                  1,044,440

                         Green Valley Municipal Property Corp.
                            Lease Revenue Bonds
                1,250,000      5.250%, 7/01/33  ..........................................        NR/BBB                  1,208,525

                         Maricopa Co. Stadium District Revenue Bonds
                  500,000      5.250%, 6/01/12 AMBAC Insured  ..................                  Aaa/NR                    564,020

                         Mohave Co. Correctional Facilities
                            Lease Revenue Bonds
                1,000,000      5.000%, 4/01/14 XLCA Insured  ..................                   NR/AAA                  1,099,030

                         Navajo Co. Municipal Property Corp.
                            Lease Revenue Bonds
                1,000,000      6.250%, 7/01/20 ACA Insured  ..........................             NR/A                   1,070,860

                         Oro Valley Municipal Property Corp.
                            Lease Revenue Bonds
                1,000,000      5.200%, 7/01/10 MBIA Insured  ..........................          Aaa/AAA                  1,117,380
                1,150,000      5.550%, 7/01/17 MBIA Insured (pre-refunded)... ...............    Aaa/AAA                  1,295,452
                1,850,000      5.375%, 7/01/26 MBIA Insured  ..........................          Aaa/AAA                  1,956,356

                         Phoenix Civic Improvement Corp.
                              Excise Tax Revenue Bonds
                2,320,000      5.750%, 7/01/14 FGIC Insured  ...........................         Aaa/AAA                  2,635,358
                1,000,000      5.000%, 7/01/20 FGIC Insured  ...........................         Aaa/AAA                  1,056,080

                         Phoenix Civic Plaza Building Revenue Bonds
                1,500,000      6.000%, 7/01/14  .............................................    Aa2/AA+                  1,559,430

                         Phoenix Industrial Development Authority
                              (Capital Mall Project)
                1,000,000       5.200%, 9/15/16 AMBAC Insured..................                  Aaa/AAA                  1,081,580
                2,130,000       5.250%, 9/15/17 AMBAC Insured..................                  Aaa/AAA                  2,311,774
                2,000,000       5.375%, 9/15/22  AMBAC Insured..................                 Aaa/AAA                  2,160,640

                         Pinal Co. Certificates of Participation
                            Lease Revenue Bonds
                2,000,000      5.125%, 6/01/21  AMBAC Insured  ...................               Aaa/AAA                  2,140,760

                         Salt River Project Certificates of Participation
                            Lease Revenue Bonds
                2,700,000      5.000%, 12/01/18 MBIA Insured  .....................              Aaa/AAA                  2,907,306

                         Sierra Vista Municipal Property Corp.
                            Lease Revenue Bonds
                1,265,000      5.000%, 1/01/18 AMBAC Insured  .......................            Aaa/AAA                  1,357,573
                1,225,000      5.000%, 1/01/18 AMBAC Insured  .......................            Aaa/AAA                  1,292,289
                  700,000      5.125%, 1/01/21 AMBAC Insured  .......................            Aaa/AAA                    737,639

                         Surprise Municipal Property Corp.
                            Lease Revenue Bonds
                2,000,000      6.000%, 7/01/12 AMBAC Insured  (pre-refunded)... .............    Aaa/AAA                  2,317,980
                2,500,000      5.700%, 7/01/20 AMBAC Insured (pre-refunded)...  .............    Aaa/AAA                  2,864,250

                         University of Arizona Certificates of Participation
                            Lease Revenue Bonds
                1,000,000      5.000%, 6/01/14 AMBAC Insured  ............................       Aaa/AAA                  1,092,900
                  410,000      5.750%, 6/01/19 AMBAC Insured  ............................       Aaa/AAA                    458,253
                  500,000      5.125%, 6/01/22 AMBAC Insured  ............................       Aaa/AAA                    533,355

                         Yuma Municipal Property Corp.
                            Lease Revenue Bonds
                1,000,000      5.000%, 7/01/16 AMBAC Insured  ...................                 Aaa/NR                  1,093,560
                                                                                                                         -----------
                                            Total Lease Revenue Bonds .......................                            48,912,839
                                                                                                                         -----------
                         Mortgage Revenue Bonds (7.2%)

                         Arizona Capital Facilities Finance Corp.
                             Arizona State Student Housing
                1,000,000      6.125%, 9/01/20  ...........................................       Baa3/NR                 1,078,680

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (Advantage Point Project)
                1,000,000      6.500%, 7/01/16  ............................................      NR/AAA                  1,093,260

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (National Health Project)
                1,300,000      5.500%, 1/01/18 FSA Insured  ...........................          Aaa/AAA                  1,442,246

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (Pine Ridge)
                1,000,000      6.000%, 10/20/31  ...........................................      NR/AAA                  1,081,150

                         Maricopa Co. Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                            (Syl Mar Project)
                1,125,000      5.650%, 4/20/21 AMT  .................................             Aaa/NR                  1,199,531

                         Maricopa Co. Industrial Development Authority
                            Single Family Mortgage Revenue Bonds
                3,150,000      zero coupon, 12/31/14  ......................................     Aaa/AAA                  2,064,384
                6,205,000      zero coupon,  2/01/16  ......................................     Aaa/AAA                  3,811,856
                3,565,000      zero coupon, 12/31/16  ......................................     Aaa/AAA                  2,105,346

                         Mohave Co. Industrial Development Authority
                            (Chris Ridge Village)
                  355,000      6.250%, 11/01/16  ........................................         NR/AAA                    379,484

                         Peoria Industrial Development Authority
                         (Casa Del Rio)
                2,500,000     7.300%, 2/20/28  ........................................           NR/AAA                  2,588,700

                         Phoenix Industrial Development Authority
                            Single Family Mortgage Revenue
                  150,000      6.300%, 12/01/12 AMT  .................................            NR/AAA                    154,529
                1,770,000      zero coupon, 12/01/14  .......................................    Aaa/AAA                  1,181,493
                  180,000      5.875%, 6/01/16   .......................................          NR/AAA                    182,245
                  920,000      5.300%, 4/01/20 AMT  ..................................            NR/AAA                    943,469
                  350,000      5.350%, 6/01/20 AMT  ..................................            NR/AAA                    359,097

                         Pima Co. Industrial Development Authority
                            Single Family Mortgage Revenue
                  295,000      6.500%, 2/01/17  ..........................................        A2/NR                     306,543
                  295,000      7.100%, 11/01/29 AMT  ................................             NR/AAA                    310,166
                   80,000      6.100%, 5/01/31 AMT  ..................................            NR/AAA                     83,493

                         Scottsdale Industrial Development Authority
                            (Westminster Village)
                1,185,000      7.700%, 6/01/06  .........................................         NR/NR*                  1,255,199

                         South Campus Project Arizona State University
                             Student Housing
                1,205,000       5.625%, 9/01/28 MBIA Insured  ........................           Aaa/AAA                  1,322,042

                         Southern Arizona Capital Facilities Finance Corp.
                             University of Arizona Student Housing
                1,500,000       5.100%, 9/01/33 MBIA insured  ........................           Aaa/AAA                  1,542,165

                         Tucson & Pima Co. Single Family Mortgage
                            Revenue Bonds
                4,960,000      zero coupon, 12/01/14  ......................................     Aaa/AAA                  3,294,382

                         Yuma Industrial Development Authority
                           Multi Family Mortgage Revenue Bonds
                            (Rio Santa Fe)
                3,000,000      6.100%, 9/20/34 AMT   .................................            NR/AAA                  3,284,160
                                                                                                                         -----------
                            Total Mortgage Revenue Bonds  .......................                                        31,063,620
                                                                                                                         -----------
                         Pollution Control Revenue Bonds (0.8%)

                         Casa Grande Industrial Development Authority
                            (Frito Lay) Revenue Bonds
                  250,000      6.650%, 12/01/14  .......................................          A1/NR                     254,600

                         Greenlee Co. Pollution Control (Phelps Dodge)
                            Revenue Bonds
                3,100,000      5.450%, 6/01/09  ..........................................       Baa3/BBB-                3,154,715
                                                                                                                          ----------
                            Total Pollution Control Revenue Bonds  ...............                                        3,409,315
                                                                                                                          ----------
                         University Revenue Bonds (8.7%)

                         Arizona Board of Regents-Arizona State
                            University System Revenue Bonds
                1,285,000      5.500%, 7/01/14 FGIC Insured  ........................            Aaa/AAA                  1,462,510
                4,000,000      5.250%, 7/01/15 FSA Insured.........................              Aaa/AAA                  4,486,880
                  735,000      5.850%, 7/01/18 FGIC Insured  ........................            Aaa/AAA                    834,982

                         Arizona Board of Regents-Northern Arizona
                            University System Revenue Bonds
                3,000,000      5.200%, 6/01/13 FGIC Insured  ........................            Aaa/AAA                  3,221,190
                1,000,000      5.000%, 6/01/15 FGIC Insured  ........................            Aaa/AAA                  1,059,890
                1,200,000      5.500%, 6/01/34  FGIC Insured  ......                             Aaa/AAA                  1,291,116

                         Arizona Board of Regents-University of Arizona
                            System Revenue Bonds
                1,000,000      6.000%, 6/01/09  ...........................................       Aa3/AA                  1,140,130
                1,125,000      6.000%, 6/01/11  ...........................................       Aa3/AA                  1,312,425
                1,000,000      5.250%, 6/01/14 FSA Insured.........................              Aaa/AAA                  1,090,350
                1,000,000      5.500%, 6/01/16 FGIC Insured  .......................             Aaa/AAA                  1,107,970
                2,385,000      5.000%, 6/01/21 FGIC Insured  .......................             Aaa/AAA                  2,532,798
                  750,000      5.800%, 6/01/24 FGIC Insured  .......................             Aaa/AAA                    837,060

                         Arizona Educational Loan Marketing Corp.
                  500,000      6.625%, 9/01/05 AMT  ...................................           A2/NR                     502,735
                1,720,000      5.700%, 12/01/08 AMT  ..................................           Aa2/NR                  1,742,446

                         Arizona Student Loan Revenue
                  500,000      6.600%, 5/01/10 AMT  ...................................           Aa1/NR                    511,925
                1,000,000      5.875%, 5/01/18 AMT  ...................................           Aaa/NR                  1,067,310
                1,000,000      5.900%, 5/01/19 AMT  ...................................           Aaa/NR                  1,064,680
                1,000,000      6.150%, 5/01/29 AMT  ...................................           A2/NR                   1,056,780

                         Glendale Industrial Development Authority
                            (American Graduate School)
                2,100,000      5.625%, 7/01/20 AMBAC Insured  ....................                NR/AAA                  2,230,263

                         Glendale Industrial Development Authority
                           (Midwestern University)
                  550,000      5.250%, 5/15/13  ...........................................       NR/A-                     601,320
                1,010,000      5.250%, 5/15/14  ...........................................       NR/A-                   1,104,819
                  500,000      5.750%, 5/15/21  ...........................................       NR/A-                     545,990
                2,250,000      5.375%, 5/15/28  ...........................................       NR/A-                   2,383,762
                1,000,000      5.875%, 5/15/31  ...........................................       NR/A-                   1,056,710

                         Mohave Co. Community College District
                            Revenue Bonds
                  470,000      4.850%, 3/01/15 AMBAC Insured  ....................              Aaa/AAA                     496,719

                         Pinal Co. Community College District
                            Revenue Bonds
                1,055,000      5.100%, 7/01/14 AMBAC Insured  ....................                Aaa/NR                  1,171,504
                  800,000      4.000%, 7/01/16 AMBAC Insured  ....................                Aaa/NR                    805,768

                         Yavapai Co. Community College District
                            Revenue Bonds
                  500,000      6.000%, 7/01/12  ............................................     NR/BBB+                    505,120
                                                                                                                          ----------
                            Total University Revenue Bonds  .......................                                      37,225,152
                                                                                                                         -----------
                         Utility Revenue Bonds (10.7%)

                         Arizona Power Authority (Hoover Dam Project)
                            Revenue Bonds
                1,500,000      5.250%, 10/01/15  .........................................        Aa2/AA                  1,706,910
                4,905,000      5.250%, 10/01/16  .........................................        Aa2/AA                  5,605,091
                1,220,000      5.250%, 10/01/17  .........................................        Aa2/AA                  1,391,947

                         Arizona Wastewater Management Authority
                            Revenue Bonds
                1,940,000      5.600%, 7/01/12 AMBAC Insured  ....................               Aaa/AAA                  2,093,745
                1,240,000      5.625%, 7/01/15 AMBAC Insured (pre-refunded)                      Aaa/AAA                  1,346,194

                         Arizona Water Infrastructure Finance Authority
                            Revenue Bonds
                1,465,000      5.750%, 10/01/11  ..........................................       Aaa/NR                  1,673,997
                2,500,000      5.375%, 10/01/16  ..........................................       Aaa/NR                  2,846,500
                2,000,000      5.500%, 10/01/17  ..........................................       Aaa/NR                  2,228,600
                  650,000      5.000%, 10/01/22  ..........................................      Aaa/AAA                    694,252

                         Central Arizona Water Conservation District
                            Revenue Bonds
                1,500,000      5.500%, 11/01/09  ........................................         A1/AA-                  1,688,715
                2,395,000      5.500%, 11/01/10  ........................................         A1/AA-                  2,699,572

                         Mohave Co. Industrial Development Authority
                            (Citizens Communications )
                  500,000      4.750%, 8/01/20 putable 8/01/07.......................
                                                                                                  NR/BB+                    482,625

                         Pima Co. Industrial Development Authority (Tucson
                            Electric), Revenue Bonds
                1,580,000      7.250%, 7/15/10 FSA Insured  .......................              Aaa/AAA                  1,618,473

                         Salt River Project Agricultural Improvement and
                            Power Revenue Bonds
                2,000,000      5.500%, 1/01/10  .........................................         Aa2/AA                  2,253,020
                1,450,000      5.000%, 1/01/11 ............................                       Aa2/AA                  1,609,471
                2,000,000      5.250%, 1/01/13  .........................................         Aa2/AA                  2,249,840
                2,000,000      5.250%, 1/01/15 ..........................................         Aa2/AA                  2,222,640
                1,020,000      5.000%, 1/01/15                                                    Aa2/AA                  1,130,486
                2,000,000      5.250%, 1/01/18 ..........................................         Aa2/AA                  2,210,520
                3,000,000      5.250%, 1/01/19 ..........................................         Aa2/AA                  3,307,740
                1,480,000      5.000%, 1/01/20 ..........................................         Aa2/AA                  1,542,974
                3,060,000      5.000%, 1/01/20 (pre-refunded) .......................             Aa2/AA                  3,337,726
                                                                                                                         -----------
                            Total Utility Revenue Bonds  ...........................                                     45,941,038
                                                                                                                        ------------
                            Total Revenue Bonds  .........................                                              295,381,816
                                                                                                                        ------------
                         U.S. Territorial Bonds (3.8%)

                         Puerto Rico General Obligation Bonds
                1,000,000      zero coupon, 7/01/14  ....................................        Baa1/A-                    677,380
                2,295,000      5.250%, 7/01/18 ...........................................       Baa1/A-                  2,552,086
                5,000,000      5.400%, 7/01/25 (pre-refunded)............................        Baa1/A-                  5,384,750
                1,000,000      5.375%, 7/01/25 (pre-refunded).........................           Baa1/A-                  1,087,810
                1,850,000      5.000%, 7/01/31 putable 7/01/12 MBIA Insured..................    Aaa/AAA                  2,059,143

                         Puerto Rico Highway & Transportation
                            Revenue Bonds
                2,000,000      5.750%, 7/01/19 ..........................................        Baa2/A-                  2,281,180
                2,000,000      5.500%, 7/01/19 FSA Insured.........................              Aaa/AAA                  2,358,500
                                                                                                                         -----------
                            Total U.S. Territorial Bonds  .............................                                  16,400,849
                                                                                                                         -----------
                         Total Investments (cost $398,105,642**)                                  99.1%                 426,111,844
                         Other assets less liabilities                                             0.9                    4,009,649
                                                                                                  -----                 ------------
                         Net Assets                                                              100.0%                $430,121,493
                                                                                       -----               -----------

                    * Any security not rated (NR) by either credit ratings service has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                    ** See note b.

                             PORTFOLIO ABBREVIATIONS

                  ACA    - American Capital Assurance Financial Guaranty Corp.
                  AMBAC  - American Municipal Bond Assurance Corp.
                  AMT    - Alternative Minimum Tax
                  FGIC   - Financial Guaranty Insurance Co.
                  FSA    - Financial Security Assurance
                  MBIA   - Municipal Bond Investors Assurance
                  NR     - Not Rated
                  XLCA   - XL Capital Assurance

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $397,822,448 amounted to $28,289,396, which consisted of aggregate gross unrealized appreciation of $28,503,696 and aggregate gross unrealized depreciation of $214,300.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      November 29, 2004

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004